Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Global Value Fund-Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 18,882	$ 16,526	$ 14,836	$ 15,047	$ 13,420	$ 11,292	$ 11,252	$ 11,207	$ 9,531	$ 7,937	$ 9,427
Columbia Global Value Fund-Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 18,581	16,394	14,822	15,145	13,615	11,537	11,582	11,627	9,967	8,353	10,000
Columbia Global Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 20,528	17,929	16,047	16,246	14,444	12,127	12,054	11,974	10,161	8,435	10,000
Columbia Global Value Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 20,692	18,067	16,167	16,340	14,527	12,181	12,098	12,011	10,188	8,445	10,000
Columbia Global Value Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 20,827	18,169	16,245	16,418	14,582	12,225	12,133	12,040	10,207	8,462	10,000
Columbia Global Value Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 19,531	17,141	15,421	15,693	14,022	11,824	11,811	11,795	10,060	8,396	10,000
Columbia Global Value Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 20,039	17,530	15,737	15,961	14,235	11,978	11,935	11,888	10,110	8,419	10,000
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Account Value	$ 25,525	22,075	17,666	19,064	17,215	13,309	12,720	12,665	10,792	8,900	10,000
MSCI World Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net)
Account Value	$ 19,744	$ 17,134	$ 15,205	$ 15,548	$ 13,605	$ 11,654	$ 11,994	$ 12,101	$ 10,828	$ 8,702	$ 10,000